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                          RANSON CAPITAL CORPORATION
                                 1 NORTH MAIN
                           MINOT, NORTH DAKOTA 58703


                               October 14, 1997

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

Attn: Filing Desk, Stop 1-4

Re:                       Ranson Managed Portfolios
                          File No. 33-36324 (CIK No. 866841)

Gentlemen:

     In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the registration statement on Form N-1A for the above captioned Fund does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. Post-effective Amendment No. 32, which was the most recent Amendment to the Registration Statement, filed electronically with the Commission on October 10, 1997.

                                    Very truly yours,



                                    RANSON CAPITAL CORPORATION